Schedule of trade and other payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 411,066	$ 471,266
Other payables	236,543	972,411
Advance from customers	144,588	91,492
Non-trade Pyable	381,131	1,063,903
Total	$ 792,197	$ 1,535,169